Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Statements of Cash Flows) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 1,217	$ 1,385	$ 1,975	$ 1,327	$ 578	$ 1,206	$ 1,294	$ 1,459	$ 5,904	$ 4,537	$ 5,156
Net realized loss (gain) on sales and calls of securities									188	(512)	(218)
Change in equity security value	(43)	$ (4)	$ 52	(6)
Equity loss (gain) in unconsolidated subsidiary, net of dividends of $75, $61 and $55									194	(106)	(167)
Equity gain from acquisition of unconsolidated subsidiary									(415)
Stock-based compensation expense									82	71	67
Net cash provided by operating activities									5,321	6,800	6,303
Purchases of: Securities available for sale									(20,610)	(42,510)	(48,195)
Proceeds from the maturity and principal repayments of available for sale investment securities									19,145	16,322	43,835
Net cash received from acquisition									7,561
Net cash provided by (used in) investing activities									14,835	(13,798)	(459)
Cash dividends									(4,411)	(4,194)	(4,226)
Purchase of treasury stock									(70)	(86)	(927)
Treasury stock issued for stock plans									42	206	64
Common stock issued for stock plans									90
Net cash (used in) provided by financing activities									(13,597)	7,336	(6,743)
Net increase (decrease) in cash and cash equivalents									6,559	338	(899)
Cash and cash equivalents at beginning of year				9,897				9,559	9,897	9,559	10,458
Cash and cash equivalents at end of year	16,456				9,897				16,456	9,897	9,559
Equity method investment, dividends									75	61	55
Parent Company [Member]
Net income									5,904	4,537	5,156
Undistributed net loss (income) of subsidiary									(556)	150	645
Net realized loss (gain) on sales and calls of securities										(314)	(166)
Change in equity security value									(26)
Equity loss (gain) in unconsolidated subsidiary, net of dividends of $75, $61 and $55									194	(106)	(167)
Equity gain from acquisition of unconsolidated subsidiary									(415)
Stock-based compensation expense									82	71	67
Decrease (increase) in other assets									(93)	513	(413)
(Decrease) increase in taxes payable									(402)	(271)	191
(Decrease) increase in accounts payable and other liabilities									(12)	(254)	1
Net cash provided by operating activities									4,676	4,326	5,314
Purchases of: Securities available for sale											(470)
Proceeds from the sale of available for sale securities										734	252
Net cash received from acquisition									(1,361)
Net cash provided by (used in) investing activities									(1,361)	734	(218)
Cash dividends									(4,411)	(4,194)	(4,226)
Purchase of treasury stock									(70)	(86)	(927)
Treasury stock issued for stock plans									90
Common stock issued for stock plans									42	206	64
Net cash (used in) provided by financing activities									(4,349)	(4,074)	(5,089)
Net increase (decrease) in cash and cash equivalents									(1,034)	986	7
Cash and cash equivalents at beginning of year				$ 1,082				$ 96	1,082	96	89
Cash and cash equivalents at end of year	$ 48				$ 1,082				48	1,082	96
Equity method investment, dividends									$ 75	$ 61	$ 55